Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Communication Services Portfolio

September 30, 2019

VTELP-QTLY-1119
1.856920.112

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
Diversified Telecommunication Services - 11.4%
Alternative Carriers - 3.9%
CenturyLink, Inc.	35,900	$448,032
Cogent Communications Group, Inc.	7,263	400,191
GCI Liberty, Inc. (a)	16,182	1,004,417
Iliad SA	2,368	222,534
Iridium Communications, Inc. (a)	22,563	480,141
Vonage Holdings Corp. (a)	35,000	395,500
		2,950,815
Integrated Telecommunication Services - 7.5%
AT&T, Inc.	44,918	1,699,697
Atn International, Inc.	2,700	157,599
Cincinnati Bell, Inc. (a)	19,007	96,365
Masmovil Ibercom SA (a)	23,400	475,410
Verizon Communications, Inc.	52,200	3,150,792
		5,579,863

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		8,530,678

Entertainment - 21.0%
Interactive Home Entertainment - 9.4%
Activision Blizzard, Inc.	69,000	3,651,480
Electronic Arts, Inc. (a)	18,200	1,780,324
Take-Two Interactive Software, Inc. (a)	10,300	1,291,002
Zynga, Inc. (a)	51,300	298,566
		7,021,372
Movies & Entertainment - 11.6%
Lions Gate Entertainment Corp. Class B	31,300	273,562
Live Nation Entertainment, Inc. (a)	3,000	199,020
Netflix, Inc. (a)	11,210	3,000,020
The Walt Disney Co.	32,823	4,277,493
World Wrestling Entertainment, Inc. Class A (b)	12,600	896,490
		8,646,585

TOTAL ENTERTAINMENT		15,667,957

Interactive Media & Services - 45.5%
Interactive Media & Services - 45.5%
Alphabet, Inc. Class A (a)	14,890	18,182,775
ANGI Homeservices, Inc. Class A (a)(b)	36,800	260,728
Facebook, Inc. Class A (a)	70,000	12,465,600
Match Group, Inc. (b)	3,900	278,616
Tencent Holdings Ltd.	23,900	999,687
TripAdvisor, Inc. (a)	5,600	216,608
Twitter, Inc. (a)	34,500	1,421,400
Zillow Group, Inc. Class A (a)(b)	6,200	183,179
		34,008,593
Internet & Direct Marketing Retail - 1.0%
Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	4,400	735,812
Media - 17.0%
Broadcasting - 6.1%
CBS Corp. Class B	27,000	1,089,990
Discovery Communications, Inc. Class C (non-vtg.) (a)	28,400	699,208
Fox Corp. Class B	8,333	262,823
Liberty Media Corp.:
Liberty Media Class A (a)	29,100	1,152,069
Liberty SiriusXM Series A (a)	13,300	552,881
Sinclair Broadcast Group, Inc. Class A	18,400	786,416
		4,543,387
Cable & Satellite - 10.4%
Charter Communications, Inc. Class A (a)	2,000	824,240
Comcast Corp. Class A	72,500	3,268,300
DISH Network Corp. Class A (a)	11,900	405,433
Grupo Televisa SA de CV (CPO) sponsored ADR	41,100	401,958
Liberty Broadband Corp. Class A (a)	14,900	1,557,348
Liberty Global PLC Class C (a)	42,000	999,180
Liberty Latin America Ltd. Class C (a)	14,936	255,331
Sirius XM Holdings, Inc. (b)	11,760	73,559
		7,785,349
Publishing - 0.5%
The New York Times Co. Class A	12,800	364,544

TOTAL MEDIA		12,693,280

Software - 0.4%
Application Software - 0.4%
Sciplay Corp. (A Shares)	30,600	327,420
Wireless Telecommunication Services - 2.7%
Wireless Telecommunication Services - 2.7%
Boingo Wireless, Inc. (a)	4,000	44,400
T-Mobile U.S., Inc. (a)	25,128	1,979,333
		2,023,733
TOTAL COMMON STOCKS
(Cost $66,124,288)		73,987,473

Money Market Funds - 2.4%
Fidelity Cash Central Fund 1.96% (c)	489,211	489,309
Fidelity Securities Lending Cash Central Fund 1.96% (c)(d)	1,322,402	1,322,534
TOTAL MONEY MARKET FUNDS
(Cost $1,811,843)		1,811,843
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $67,936,131)		75,799,316
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,032,321)
NET ASSETS - 100%		$74,766,995

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,697
Fidelity Securities Lending Cash Central Fund	1,818
Total	$14,515

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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